Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,689,000
Previously Paid Amount	0.00
Total Fee Amount	647.55
Total Offset Amount	0.00
Net Fee	647.55
Narrative - Max Aggregate Offering Price	$ 4,689,000
Final Prospectus	true